Note 4 - The Merger (Details Textual) - The Merger [Member] $ in Thousands	Aug. 12, 2024 USD ($) shares
Goodwill | $	$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill | $	$ 0
Former Shareholders of WaveDancer [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares	113,522
Former Shareholders of WaveDancer [Member] | Warrant [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares	76,098